Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Principal Accounting Policies
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2015	2016
	$	$
Cash and cash equivalents	59,170,627	89,160,450
Accounts receivable, net of allowance for doubtful accounts	111,300,756	62,212,257
Customer deposits	38,710,027	12,061,362
Amounts due from related parties	13,238,930	1,259,992
Other current assets	14,372,034	1,374,518

Total current assets	236,792,374	166,068,579
Total non-current assets	50,431,189	51,697,208

Total assets	287,223,563	217,765,787

Accounts payable	327,140	1,573,620
Accrued payroll and welfare expenses	34,784,706	29,742,853
Income tax payable	27,599,392	29,890,262
Other tax payable	17,268,065	13,360,481
Amounts due to related parties	1,418,096	1,581,349
Advance from customers	5,366,944	4,960,924
Liability for accrued marketing and advertising expenses	733,473	6,271,191
Liability for unpaid consideration of acquiring non-controlling interest	7,338,593	—
Other current liabilities	6,340,375	6,809,176

Total current liabilities	101,176,784	94,189,856
Deferred tax liabilities, non-current	523,874	533,401

Total liabilities	101,700,658	94,723,257

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Total revenues	484,511,682	558,714,556	540,838,424
Cost of revenues	(41,218,756)	(48,032,280)	(45,641,656)
Net income	2,532,232	3,307,694	2,286,007
Net cash provided by operating activities	57,761,765	41,577,844	43,652,445
Net cash used in investing activities	(10,927,762)	(13,884,075)	(1,945,215)
Net cash used in financing activities	(14,418,056)	(59,873,366)	(6,782,336)

Schedule of property, plant and equipment, useful life
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Balance as of January 1	9,353,689	15,471,020	26,350,814
Provisions for doubtful accounts	11,599,708	18,959,895	14,797,072
Write offs	(5,437,380)	(6,827,314)	(8,081,575)
Changes due to foreign exchange	(44,997)	(1,252,787)	(1,905,971)

Balance as of December 31	15,471,020	26,350,814	31,160,340

Schedule of the computation of basic and diluted income per share

	Year Ended December 31,
	2014	2015	2016
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$66,520,894	$35,330,089	$(9,788,839)

Weighted average number of ordinary shares outstanding—basic	129,320,666	134,528,971	135,220,210
Stock options	3,181,434	1,695,003	—

Weighted average number of ordinary shares outstanding—diluted	132,502,100	136,223,974	135,220,210

Basic earnings (loss) per share	$0.51	$0.26	$(0.07)

Diluted earnings (loss) per share	$0.50	$0.26	$(0.07)

Schedule of antidilutive securities excluded from computation of diluted earnings (loss) per share
	Year Ended December 31,
	2014	2015	2016
Share options and restricted shares	—	2,464,500	7,746,383